10Q REDEEMABLE NONCONTROLLING INTERESTS (Details)	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Germany Joint Venture | Corporate Joint Venture
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	51.00%		51.00%
NBG Pay
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	51.00%	51.00%
Pagos y Servicios S.A.
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	50.10%	50.10%
Centrum Elektronicznych Uslug Platniczych eService Sp. z o.o.
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	66.00%	66.00%